Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,707,587)	$ (48,341)	$ (2,235,075)	$ (33,680)
Depreciation and amortization expense			272,779	215
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	225,306	38,826	152,136	(791)
Depreciation and amortization	214,086
Advance payments on purchase of inventory, related party			(16,000)
Inventory	(27,700)
Interest receivable
Interest payable			413,443	11,467
Accounts receivables, net	(3,428)		(38,341)
Due from related parties	(142,400)		(163,200)
Deposit Liability	(13,762)
PPP loan	(588,891)
Payroll Liability	19,322
Accrued interest	55,798
Interest expense on beneficial conversion feature on convertible notes	128,250
Net Cash Used In Operating Activities	(2,841,005)	(9,515)	(1,614,258)	(22,789)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(216,194)		(387,131)
Intangible assets, net
Payments on license agreement, related party			(1,801,000)
Net Cash Used In Investing Activities	(216,194)		(2,188,131)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from loan payable	1,230,275	9,515
Loans payable			3,603,654	12,000
Loans from shareholders			1,368,049	9,736
Change in shareholders’ equity, net			(1,100,394)
Change in common stock			(40,158)
Cash received from common stock	1,826,859
Net Cash Provided By Financing Activities	3,057,135	9,515	3,831,151	21,736
Net increase (decrease) in cash	(64)		28,761	(1,053)
Cash - Beginning of Year	28,761			1,053
Cash - End of Year	$ 28,697		$ 28,761